Income Taxes - Deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforward	$ 27,325	$ 15,365
Tax credits	5,099	2,522
Deferred revenue	4,601	2,633
Accruals and reserves	4,336	2,820
Inventories	2,176	2,992
Stock-based compensation	129	119
Other	52	61
Total deferred tax assets	43,718	26,512
Deferred tax liabilities:
Depreciation and amortization	(1,820)	(2,475)
Prepaids	(427)	0
Total deferred tax liabilities	(2,247)	(2,475)
Net deferred tax assets before valuation allowance	41,471	24,037
Valuation allowance	(41,473)	(24,037)
Net deferred tax assets (liabilities)	$ (2)	$ 0